S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Oct. 08, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Sponsor
Our sponsor, Calm Seas Sponsor LLC, is a Cayman Islands limited liability company that was formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act (As Revised) and other applicable law, its business is focused on investing in our company. Our sponsor is affiliated with Pilgrim Global Advisors, LLC, an SEC-registered investment adviser that reported regulatory assets under management of $884.2 million as of December 31, 2025. Pilgrim has invested in the energy, maritime and industrial sectors and has current investments in these focus industries. Procter Hug IV, our Chief Executive Officer and a director, is a Partner and member of the investment committee of Pilgrim Global Advisors, LLC, and Michael Marietta, our Chief Financial Officer and a director, is also a member of its investment committee.
Compensation of Sponsor, Sponsor’s Affiliates and Directors and Officers
The table below summarizes (i) the number of founder shares and private placement warrants issued or to be issued to the sponsor and CCM simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor or CCM for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration
Sponsor	11,525,000 founder shares(1) (of which 1,500,000 are subject to forfeiture to the extent the underwriters do not exercise their over-allotment option)	$25,000 or approximately $0.002 per founder share

	4,500,000 private placement warrants (or 4,875,000 private placement warrants if the underwriters’ over-allotment option is exercised in full)	$4,500,000 (or $4,875,000 if the underwriters’ over-allotment option is exercised in full) or $1.00 per private placement warrant

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

Sponsor, officers, directors or our or their affiliates
Working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant
(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf
(3)
Services in connection with identifying, investigating and completing an initial business combination

(1)
As described below under “
Offering — Founder shares conversion and anti-dilution rights
,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.002 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares held by our sponsor at approximately 33% of our issued and outstanding ordinary shares upon the consummation of this offering. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “
Offering — Limited payments to insiders
” and “
Offering
—
Forward purchase agreement and additional financing
.”

For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “
Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class
 A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class
 A ordinary shares upon the conversion of the Class
 B ordinary shares at a ratio greater than
one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”
,
“— Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the
business combination causes the trading price of our ordinary shares to materially decline”
, and
“— Risks Relating
to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.002 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class
 A ordinary shares”
.
(2)
The $1.00 per private placement warrant conversion price for such working capital loans may potentially be significantly less than the market price of our warrants at the time the lenders elect to convert their working capital loans into private placement warrants. Therefore, such private placement warrant issuances may result in significant dilution to holders of our shares.
For more information also see
“
Risk Factors
—
Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination —
We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could materially dilute the interests of our existing shareholders and add costs.
”

(3)
For more information, also see “
Effecting Our Initial Business Combination — Sources of Target Businesses,
” “
Management — Executive Officer and Director Compensation
” and “
Certain Relationships and Related Party Transactions.
”